Class A Common Stock Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of balance sheets
The Class A common
stock
subject to possible redemption reflected on the consolidated balance sheets is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Fair value of Public Warrants at issuance	(13,627,500)
Offering costs allocated to Class A common stock subject to possible redemption	(24,861,801)
Plus:
Remeasurement on Class A common stock subject to possible redemption amount	38,489,301

Class A common stock subject to possible redemption	$345,000,000